SHARE-BASED COMPENSATION - Outstanding Number of PSUs and RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding at beginning of period (shares)	686,526	686,933	0
Granted (shares)	175,307	20,793	686,933
Forfeited (shares)	(32,832)	(21,200)	0
Vested (shares)	(230,282)	0	0
Number of other equity instruments outstanding at end of period (shares)	598,719	686,526	686,933
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding at beginning of period (shares)	118,264	118,467	0
Granted (shares)	110,968	10,397	118,467
Forfeited (shares)	(18,000)	(10,600)	0
Vested (shares)	(40,087)	0	0
Number of other equity instruments outstanding at end of period (shares)	171,145	118,264	118,467